Pension and other post employment benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined contribution plans	€ 391	€ 364	€ 369
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(8)	(947)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(127)	882
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), before tax	(397)	(289)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (317)	€ (232)	€ (212)
Net defined benefit asset/liability, discount rates	4.00%	4.30%
Other post-employment benefits, discount rates	5.20%	5.50%
Change in discount rate assumption	1.00%
Expected contributions to pension plans	€ 58
More than 5 years but less than 10 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	738
Net defined benefit asset/liability | 1 to 5 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	133
Other post-employment benefits | 1 to 5 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	€ 150
Actuarial assumption of mortality rates
Disclosure of defined benefit plans [line items]
Change in discount rate assumption	1.00%
Financial impact of decrease	€ 282
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Financial impact of increase	€ 238